Income Taxes (Summary of (Provision) Benefit for Income Taxes by Component) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)
Adjustments to goodwill						20	16
Postemployment benefits					(71)	(37)	(23)
Derivatives					18	1	4
Foreign currency translation					(2)	4
Valuation allowances	$ 29			$ 32	$ 29	$ 32	$ 17